STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investment in Master Trust, at fair value (Note 3)	$ 3,886,264,148	$ 3,438,625,752
Investment in Master Trust, at contract value (Note 3)	278,342,514	282,990,601
Total investment in Master Trust	4,164,606,662	3,721,616,353
Receivables
Notes receivable from participants	17,893,054	16,582,155
Employer contributions	28,790,753	26,934,468
Total receivables	46,683,807	43,516,623
Total assets	4,211,290,469	3,765,132,976
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,211,290,469	$ 3,765,132,976